Information by Segment and Geographic Area	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Information by Segment and Georgraphic Area
Information by Segment and Geographic Area
The Company reports information about operating segments using the "management approach," which is based on the way management organizes and reports the segments within the enterprise for making operating decisions and assessing performance. The Company's reportable segments are identified based upon differences in products, services and markets served.
In 2014, the Company had three reportable segments. These segments and the types of products and services offered include the following:
Harsco Metals & Minerals Segment
Global expertise in providing on-site services of material logistics, product quality improvement and resource recovery for iron, steel and metals manufacturing; as well as value added environmental solutions for industrial co-products. Major customers include steel mills and asphalt roofing manufacturers.

Harsco Industrial Segment
Major products include air-cooled heat exchangers; industrial grating; and boilers and water heaters. Major customers include industrial plants and the non-residential, commercial and public construction and retrofit markets; and the natural gas, natural gas processing and petrochemical industries.

Harsco Rail Segment
This Segment manufactures railway track maintenance equipment and provides track maintenance services. The major customers include private and government-owned railroads and urban mass transit systems worldwide.

In 2013 and 2012, the Company's reportable segments also include the following:

Harsco Infrastructure Segment
Historically, major services included project engineering and equipment installation, as well as the sale and rental of scaffolding, shoring and concrete forming systems for industrial maintenance and capital improvement projects, civil infrastructure projects, non-residential construction, and international multi-dwelling residential construction projects. Services were provided to industrial and petrochemical plants; the infrastructure construction, repair and maintenance markets; commercial and industrial construction contractors; and public utilities. As a result of the Infrastructure Transaction, this Segment is not included in the Company's results of operations for 2014. See Note 4, Acquisitions and Dispositions, for additional information on the Infrastructure Transaction.

Other Information
The measurement basis of segment profit or loss is operating income (loss). There are no significant inter-segment sales. Corporate assets, at December 31, 2014, include principally cash, prepaid taxes, fair value of derivative instruments, the equity method investment in Brand and U.S. deferred income taxes. Countries with revenues from unaffiliated customers or net property, plant and equipment of ten percent or more of the consolidated totals (in at least one period presented) are as follows:
Information by Geographic Area (a)

	Revenues from Unaffiliated Customers
	Year Ended December 31
(In thousands)	2014	2013	2012
United States	$880,884	$1,021,770	$1,108,051
United Kingdom	257,885	353,915	331,894
All Other	927,519	1,520,285	1,606,073
Totals including Corporate	$2,066,288	$2,895,970	$3,046,018

(a)	Revenues are attributed to individual countries based on the location of the facility generating the revenue.

	Property, Plant and Equipment, Net
	Balances at December 31
(In thousands)	2014	2013	2012
United States	$151,397	$146,939	$242,605
China	102,842	86,822	55,656
Brazil	69,515	63,161	65,019
All Other	339,490	413,543	902,660
Totals including Corporate	$663,244	$710,465	$1,265,940

No single customer provided in excess of 10% of the Company's consolidated revenues in 2014, 2013, or 2012.
In 2014, 2013 and 2012, the Harsco Metals & Minerals Segment had two customers that each provided in excess of 10% of this Segment's revenues under multiple long-term contracts at several mill sites. Additionally, consolidation in the global steel industry has increased the Company's exposure to these customers. Should additional consolidations occur involving some of the steel industry's larger companies which are customers of the Company, it would result in an increase in concentration of credit risk for the Company. In 2014, 2013 and 2012, the Harsco Industrial Segment had one customer that provided in excess of 10% of the Segment's revenues. In 2014 and 2012, the Harsco Rail Segment had one customer and in 2013 two customers that provided in excess of 10% of the Segment's revenues. The loss of any of these customers would not have a material adverse impact on the Company's financial positions or cash flows; however, it could have a material effect on quarterly or annual results of operations.
Operating Information by Segment:

The Company has reclassified segment operating results for the years ended December 31, 2013 and 2012 to conform to the revised manner in which the Company now allocates corporate expenses to operating segments as a result of changes in organizational structure resulting from the Infrastructure Transaction. The changes do not impact the Company's previously reported consolidated revenues from continuing operations, operating income (loss) from continuing operations or income (loss) from continuing operations before income taxes and equity income.

	Twelve Months Ended
	December 31
(In thousands)	2014	2013	2012
Revenues
Harsco Metals & Minerals	$1,378,142	$1,358,454	$1,404,103
Harsco Infrastructure	—	885,377	937,293
Harsco Industrial	412,532	365,972	352,586
Harsco Rail	275,614	286,167	352,036
Total Revenues	$2,066,288	$2,895,970	$3,046,018
Operating Income (Loss)
Harsco Metals & Minerals	$13,771	$91,781	$88,511
Harsco Infrastructure	—	(257,291)	(350,290)
Harsco Industrial	64,114	59,110	59,228
Harsco Rail	37,137	26,695	55,742
Corporate	(45,735)	(62,938)	(36,750)
Total Operating Income (Loss)	$69,287	$(142,643)	$(183,559)
Total Assets
Harsco Metals & Minerals	$1,476,660	$1,599,329	$1,565,494
Harsco Infrastructure (a)	—	456,316	1,018,742
Harsco Industrial	127,591	83,946	81,708
Harsco Rail	169,035	159,752	187,960
Corporate	495,941	147,174	125,634
Total Assets	$2,269,227	$2,446,517	$2,979,538
Depreciation and Amortization
Harsco Metals & Minerals	$159,844	$158,837	$163,137
Harsco Infrastructure	—	58,449	89,814
Harsco Industrial	4,928	3,329	3,098
Harsco Rail	5,591	10,362	10,116
Corporate	5,963	6,064	5,952
Total Depreciation and Amortization	$176,326	$237,041	$272,117
Capital Expenditures
Harsco Metals & Minerals	$187,665	$172,583	$189,073
Harsco Infrastructure	—	62,889	63,137
Harsco Industrial	9,298	3,936	3,669
Harsco Rail	3,120	3,502	4,133
Corporate	8,776	2,641	4,726
Total Capital Expenditures	$208,859	$245,551	$264,738
(a) The total assets of the Harsco Infrastructure Segment at December 31, 2013 represent assets held-for-sale, the value of the equity method investment in Brand, and related net deferred tax assets.

Reconciliation of Segment Operating Income (Loss) to Consolidated Income From Continuing Operations Before Income Taxes and Equity Income:

	Twelve Months Ended
	December 31
(In thousands)	2014	2013	2012
Segment operating income (loss)	$115,022	$(79,705)	$(146,809)
General Corporate expense	(45,735)	(62,938)	(36,750)
Operating income (loss) from continuing operations	69,287	(142,643)	(183,559)
Interest income	1,702	2,087	3,676
Interest expense	(47,111)	(49,654)	(47,381)
Change in fair value to the unit adjustment liability	(9,740)	(966)	—
Income (loss) from continuing operations before income taxes and equity income	$14,138	$(191,176)	$(227,264)

Information about Products and Services:

	Revenues from Unaffiliated Customers
	Twelve Months Ended
	December 31
(In thousands)	2014	2013	2012
Key Product and Services Groups
Global expertise in providing on-site services of material logistics, product quality improvement and resource recovery for iron, steel and metals manufacturing; as well as value added environmental solutions for industrial co-products	$1,378,142	$1,358,454	$1,404,103
Engineered scaffolding, concrete forming and shoring, and other access-related services, rentals and sales (a)	—	885,377	937,293
Railway track maintenance services and equipment	275,614	286,167	352,036
Air-cooled heat exchangers	226,529	180,738	175,896
Industrial grating products	139,711	142,355	136,157
Heat transfer products	46,292	42,879	40,533
Consolidated Revenues	$2,066,288	$2,895,970	$3,046,018

(a) The Engineered scaffolding, concrete forming and shoring, and other access-related services, rentals and sales product group is associated with the Harsco Infrastructure Segment which was disposed of as part of the Infrastructure Transaction. See Note 4, Acquisitions and Dispositions, for additional information on the Infrastructure Transaction.